DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of changes in deferred income
The following table summarizes the change in deferred revenue:

	Notes	2022 Prepay Arrangements	2024 Q1 Prepay Arrangements	2024 Q2 Prepay Arrangements	Total
Balance, January 1, 2023		$240.8	$—	$—	$240.8
Finance costs	30	10.8	—	—	10.8
Balance, December 31, 2023		$251.6	$—	$—	$251.6
Proceeds from gold prepayment		—	59.9	59.4	119.3
Deferred revenue recognized		(235.7)	—	—	(235.7)
Finance costs	30	6.7	5.6	3.6	15.9
Balance, December 31, 2024		$22.6	$65.5	$63.0	$151.1
Current portion of deferred revenue		$22.6	$65.5	$63.0	$151.1
Non-current deferred revenue		—	—	—	—
		$22.6	$65.5	$63.0	$151.1